Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
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Summary of Significant Accounting Policies	Summary of Significant Accounting PoliciesBasis of and Changes in Accounting StandardsBasis of Application
These consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”), taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (IFRS IC). We have applied all standards and interpretations that were in force as of December 31, 2021 and adopted by the European Union (EU). As of December 31, 2021, there were no standards or interpretations that affected our consolidated financial statements for the years ended December 31, 2021, 2020 and 2019 that were in effect, but not yet endorsed into European law. As a result, our consolidated financial statements comply with both the IFRSs published by the International Accounting Standards Board (IASB) and those adopted by the EU. These consolidated financial statements also take into account the supplementary provisions under commercial law, which must be applied in accordance with Section 315e (1) of the German Commercial Code (Handelsgesetzbuch – HGB). In accordance with the regulations of the United States Securities and Exchange Commission, the statement of profit or loss is presented for a comparative period of three years. This extends beyond the comparative period of two years in accordance with the requirements of IFRS as adopted by the EU.
The consolidated financial statements as of the reporting dates of December 31, 2021 and 2020, as well as the periods from January 1 through December 31 for the years 2021, 2020 and 2019, comprise MorphoSys AG and its subsidiaries (collectively, the “MorphoSys Group” or the “Group”). MorphoSys AG prepares the consolidated financial statements for the largest and the smallest consolidated group.
All figures in this report were rounded to the nearest euro, thousand euros or million euros.
By virtue of MorphoSys’ business model, the COVID-19 pandemic has had a limited impact on MorphoSys’ net assets and financial position in 2021. The ongoing COVID-19 pandemic, however, has had a negative impact on the results of operations especially in 2021, specifically on lower than expected sales of Monjuvi. Furthermore, this also extends the uncertainties of planning assumptions relating to future Monjuvi-sales, which have significant effects on the financial assets and liabilities from collaborations. In addition, the adherence to the time schedule of the clinical studies was associated with higher expenses. There have been no material asset impairments that have been recognized in connection with COVID-19.
Structural Changes to the Segment Reporting
As of the first quarter of 2021, MorphoSys no longer presents the previous segment information for the Proprietary Development and Partnered Discovery segments as part of the regular internal reporting to the Management Board as the Company’s chief operating decision-maker. Internal reporting focuses exclusively on the key value drivers of future revenues from product sales, further market approvals for tafasitamab, and Group royalties. The previous segment reporting was published for the last time for external purposes as of December 31, 2020. Reporting now comprises only the consolidated statement of profit or loss and no longer includes separate segment reporting. With the acquisition of Constellation, efforts related to the marketing approvals of pelabresib and CPI-0209 will expand, but this does not result in any changes in the assessment of the segment reporting.
Structural Changes to the Consolidated Statement of Profit or Loss
The change in the Company’s internal management and corresponding financial guidance for the 2021 financial year also prompted changes in the presentation of the consolidated statement of profit or loss. The following changes were implemented for the first time with the reporting of 2021:
•Presentation of the components of revenue "Product Sales", "Royalties" and "Licenses, Milestones and Other"
•Introduction of the item "Gross Profit" on the statement of profit or loss as the difference between revenues and cost of sales
•"Operating Expenses" include research and development, as well as selling, general and administrative expenses. In this context, total operating expenses for 2020 were adjusted by €9.2 million (2019: €12.1 million) as the cost of sales are no longer included in this sum line item in order to provide comparable prior year information.
•Introduction of the item "Impairment of goodwill" on the statement of profit or loss as a component of "Operating expenses". In this context, research and development expenses for 2020 have been adjusted by €2.1 million to provide comparable information for the comparative period.
•The item "Earnings before Interest and Taxes" (EBIT) on the statement of profit or loss has been discontinued
•Introduction of the item "Operating Profit (+) / Loss (-)" on the statement of profit or loss as the difference between the statement’s items "Gross Profit" and "Operating Expenses"
The prior year’s presentation of the figures has been adjusted accordingly in order to provide comparable information for the previous years.
Structural Changes to the Consolidated Balance Sheet
To improve readability, adjustments were made to the presentation in the consolidated balance sheet. The following changes were implemented for the first time for the reporting in 2021:
•Consolidation of the asset items "Financial Asset at Fair Value through Profit or Loss" and "Other Financial Assets at Amortized Cost" into the item "Other Financial Assets"
•Asset items "Inventories, Net", "Property, Plant and Equipment, Net" and "Right-of-Use Assets, Net" have the term "Net", "Prepaid Expenses and Other Current Assets" has the term "Current" and "Prepaid Expenses and Other Assets, Net of Current Portion" has the term "Net of Current Portion" deleted
•Consolidation of the asset items "Patents, net", "Licenses, net", "Licenses for Marketed Products", "In-process R&D Programs" and "Software, net" into the item "Intangible Assets"
•Change in the name of current and non-current liability line items "Other Provisions" to "Provisions" and "Convertible Bond" to "Bonds"
•Deletion of the term "current portion" for all current liability items and "excluding current portion" for all non-current liability items
The prior year’s presentation of the figures has been adjusted accordingly in order to provide comparable information for the previous years.
Structural Changes to the Consolidated Statement of Changes in Stockholders' Equity
To improve readability, adjustments were made to the consolidated statement of changes in stockholders' equity. The following changes were implemented for the first time for the reporting in 2021:
•Change in the name of "Compensation Related to the Grant of Stock Options and Performance Shares" to "Expenses through Share-based Payment Transactions and Issue of Convertible Instruments"
•Change in the name of "Transfer of Treasury Stock to Related Parties" to "Transfer of Treasury Stock to Members of the Management Board" and of "Exercise of Convertible Bonds Issued" to "Exercise of Convertible Bonds Issued to Related Parties"
The prior year’s presentation of the figures has been adjusted accordingly in order to provide comparable information for the previous years.
Structural Changes to the Consolidated Statement of Cash Flows
The aggregation of items and changes in the titles of balance sheet items resulted in corresponding changes in the cash flow statement:
•Consolidation of the items "Net (Gain) / Loss of Financial Assets at Fair Value through Profit or Loss" and "Net (Gain) / Loss of Financial Assets at Amortized Cost" into the item "Net (Gain) / Loss of Other Financial Assets"
•Consolidation of the items "Recognition of Contract Liability" and "Contract Liability" into the item "Contract Liability"
•Consolidation of the items "Cash Payments to Acquire Financial Assets at Fair Value through Profit or Loss" and "Cash Payments to Acquire Other Financial Assets at Amortized Cost" into the item "Cash Payments to Acquire Other Financial Assets"
•Consolidation of the items "Cash Receipts from Sales of Financial Assets at Fair Value through Profit or Loss" and "Cash Receipts from Sales of Other Financial Assets at Amortized Cost" into the item "Cash Receipts from Sales of Other Financial Assets"
•Split of the item "Cash Receipts from (+) / Cash Payments for (–) Derivative Financial Instruments" into "Cash Receipts from Derivative Financial Instruments" and "Cash Payments for Derivative Financial Instruments"
•Change in the name of "Non Cash Effective Change of Financial Liabilities at Amortized Cost" to "Non Cash Effective Change of Bonds", "Accounts Payable and Accruals, Lease Liabilities, Tax Liabilities and Other Provisions" to "Accounts Payable and Accruals, Lease Liabilities, Tax Liabilities and Provisions", of "Cash Payments for Acquisitions of Shares at Fair Value through Other Comprehensive Income" to Cash Payments for Acquisitions" and of "Cash Proceeds in Connection with Convertible Bonds Granted to Related Parties" to "Cash Proceeds in Connection with Exercised Stock Options and Convertible Bonds"
The prior year’s presentation of the figures has been adjusted accordingly in order to provide comparable information for the previous years.
Unless stated otherwise, the accounting policies set out below were applied consistently to all periods presented in these consolidated financial statements.
Changes in Accounting Standards and Disclosures
The accounting standards applied generally correspond to the policies used in the prior year.
New or Revised Standards and Interpretations Adopted for the first Time in the Financial Year

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 16 (A)	Covid-19-Related Rent Concessions beyond 30 June 2021	01/01/2021	yes	none
IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (A)	Interest Rate Benchmark Reform – Phase 2	01/01/2021	yes	yes
IFRS 4 (A)	Deferral of IFRS 9	01/01/2021	yes	none
(A) Amendments
The impact on the consolidated financial statements from the amendment to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 is not considered to be material and are therefore not explained separately. Standards with the remark "none" do not have an impact on the consolidated financial statements.
New or Revised Standards and Interpretations not yet Mandatorily Applicable
The following new or revised standards that were not yet mandatory in the reporting period or have not yet been adopted by the European Union, have not been applied prematurely. The effects on the consolidated financial statements of standards marked with “yes” are considered probable and are currently being examined by the Group. Only significant effects are described in more detail. The impact on the consolidated financial statements of the amendments to IAS 1, IAS 8 and IAS 12 are not considered material and, therefore, not explained separately. Standards with the comment “none” are not expected to have a material impact on the consolidated financial statements.

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 3 (A)	Reference to the Conceptual Framework	01/01/2022	yes	none
IFRS 17 and IFRS 17 (A)	Insurance Contracts and Amendments to IFRS 17	01/01/2023	yes	none
IFRS 17 (A)	Initial Application of IFRS 17 and IFRS 9 — Comparative Information	01/01/2023	no	none
IAS 1 (A)	Classification of Liabilities as Current or Non-current	01/01/2023	no	yes
IAS 1 (A)	Disclosure of Accounting Policies	01/01/2023	no	yes
IAS 8 (A)	Definition of Accounting Estimates	01/01/2023	no	yes
IAS 12 (A)	Deferred Tax related to Assets and Liabilities arising from a Single Transaction	01/01/2023	no	yes
IAS 16 (A)	Property, Plant and Equipment — Proceeds before Intended Use	01/01/2022	yes	none
IAS 37 (A)	Amended by Onerous Contracts — Cost of Fulfilling a Contract	01/01/2022	yes	none
	Annual Improvements to International Financial Reporting Standards, 2018 – 2020	01/01/2022	yes	none
(A) Amendments
Consolidation PrinciplesConsolidated Companies and Scope of Consolidation
MorphoSys AG, as the ultimate parent company, is located in Planegg, near Munich. MorphoSys AG has one wholly owned subsidiary, MorphoSys US Inc. (Boston, Massachusetts, USA). MorphoSys US Inc. in turn has a wholly owned subsidiary - Constellation Pharmaceuticals, Inc. (Cambridge, Massachusetts, USA). Constellation Pharmaceuticals, Inc. also has a wholly owned subsidiary, Constellation Securities Corp. (Cambridge, Massachusetts, USA). Constellation Pharmaceuticals, Inc. and Constellation Securities Corp. are collectively referred to as “Constellation”, and all entities constitute the “MorphoSys Group” or “Group”.
Following the acquisition on July 15, 2021, Constellation Pharmaceuticals, Inc. was merged into MorphoSys Development Inc., which was incorporated as a wholly owned subsidiary of MorphoSys US Inc. on May 28, 2021, in accordance with the merger agreement. From this upward merger, Constellation Pharmaceuticals, Inc. remained as a wholly owned subsidiary of MorphoSys US Inc.
The consolidated financial statements as of December 31, 2021, were prepared by the Management Board on March 15, 2022, by resolution of the Management Board, authorized for issue, and forwarded to the Supervisory Board for review and approval. The members of the Group’s Management Board are Jean-Paul Kress, M.D., as Chief Executive Officer (Chair of the Management Board), Sung Lee as Chief Financial Officer and Malte Peters, M.D., as Chief Research and Development Officer.
Sung Lee assumed the position as Chief Financial Officer on February 2, 2021.
Roland Wandeler, Ph.D., stepped down as a member of the Management Board with effect from the end of December 31, 2021.
Consolidation Methods
The following Group subsidiaries are included in the scope of consolidation, as shown in the table below.

Company	Purchase of Shares / Establishment	Included in Basis of Consolidation since
Constellation Pharmaceuticals, Inc., Cambridge, Massachusetts, USA	July 2021	07/15/2021
Constellation Securities Corp., Cambridge, Massachusetts, USA	July 2021	07/15/2021
MorphoSys US Inc., Boston, Massachusetts, USA	July 2018	07/02/2018
These subsidiaries are fully consolidated as they are direct or indirect wholly owned subsidiaries. MorphoSys controls the subsidiaries due to its full power over the investees. Additionally, MorphoSys is subject to risk exposure and has rights to variable returns from its involvement with the investees. MorphoSys also has unlimited capacity to exert power over the investees to influence its returns.
The Group does not have any entities consolidated as joint ventures using the equity method, nor does it exercise a significant influence.
The assets and liabilities of the fully consolidated international entities are recognized using Group-wide uniform accounting and valuation methods. The consolidation methods applied have not changed from the previous year.
Upon consolidation, the carrying amounts of the parent company’s investments in each subsidiary are offset against the parent’s share in the equity of each subsidiary. Inter-company assets and liabilities, income and expenses, and profits or losses arising from transactions between Group companies are eliminated in full.
Principles of Foreign Currency Translation
The Group’s consolidated financial statements are presented in euros, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency. The items included in the financial statements of each entity are measured using that functional currency.
Transactions and Balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in other income or expenses. For monetary items relating to investing and financing activities, differences are recognized in finance income or finance expenses.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Group Companies
On consolidation, the assets and liabilities of foreign operations are translated into euros at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average exchange rates. The exchange differences arising on translation for consolidation are recognized in “Other Comprehensive Income Reserve” (equity).
Key Estimates and Assumptions
In preparing the consolidated financial statements, it is necessary to make estimates and assumptions that affect the carrying amounts of assets, liabilities and contingent liabilities at the balance sheet date and the amounts of income and expense recognized in the period under report. The actual results may differ from these estimates. The estimates and underlying assumptions are subject to continuous review and are based on historical experience and other factors, including the expectation of future events that are believed to be realistic under the prevailing circumstances. Any changes in estimates are recognized in the period in which the changes are made and in all relevant future periods. The resulting accounting-related estimates will, by definition, seldom correspond to the actual results.
The estimates and assumptions that carry a significant risk of causing material adjustments to the carrying amounts of assets and liabilities in the next financial year are addressed below.
Revenues
Revenues from product sales, royalties, license fees, milestones are subject to assumptions regarding variable consideration components, probabilities of occurrence and individual selling prices within the scope of the accounting and measurement principles explained in Note 2.6.1. Accruals in connection with revenues from product sales are also affected by estimates and assumptions.
Impairment of Financial Assets
Impairment losses on financial assets in the form of debt instruments and accounts receivable are based on assumptions about credit risk. The Group exercises discretion in making these assumptions and in selecting the inputs to calculate the impairment based on past experience, current market conditions and forward-looking estimates at the end of each reporting period.
Financial Assets and Liabilities from Collaborations
For details on estimates and assumptions in connection with financial assets and liabilities from collaborations refer to Note 5.18.
Leases
In determining the lease term, all facts and circumstances are considered that create an economic incentive to exercise an extension option. Extension options are only included in the lease term if the lease is reasonably certain to be extended.
Licenses for Marketed Products
The acquired licenses are amortized over their estimated useful life. An impairment loss is recognized when events or changes in circumstances indicate that the licenses are impaired.
Intangible assets not yet available for use and Goodwill
The Group performs an annual review to determine whether in-process R&D programs (intangible assets not yet available for use) or goodwill is subject to impairment in accordance with the accounting policies discussed in Note 2.7.9. The recoverable amounts from in-process R&D programs and cash-generating units have been determined using value-in-use calculations and are subjected to a sensitivity analysis. These calculations require the use of estimates (see Notes 5.10 and 5.11).
Accruals
The Group has entered into various research and development contracts with research institutions and other companies. These agreements are generally cancellable, and related costs are recorded as research and development expenses as incurred. The Group recognizes accruals for estimated ongoing research costs that have been incurred. When evaluating the appropriateness of the deferred expenses, the Group analyzes the progress of the studies, including the phase and completion of events, invoices received and contractually agreed costs. Significant judgments and estimates are made in determining the deferred balances at the end of any reporting period. Actual results may differ from the Group’s estimates. The Group’s historical accrual estimates have not been materially different from the actual costs.
Financial Liabilities from Future Payments to Royalty Pharma
For details on estimates and assumptions in connection with the financial liabilities from future payment to Royalty Pharma refer to Note 5.19.
Income Taxes
Income taxes comprise taxes levied in the individual countries on taxable profit and changes in deferred taxes. The income taxes reported are recognized on the basis of the statutory regulations in force or enacted as of the reporting date in the amount in which they are expected to be paid or refunded. Deferred taxes are recognized for tax-deductible or temporary taxable differences between the carrying amounts of assets and liabilities in the IFRS balance sheet and the tax base, as well as for tax effects arising from consolidation measures and tax reduction claims arising from loss carryforwards that are likely to be realized in subsequent years. Goodwill is excluded.
The assessment of the recoverability of deferred tax assets considers the currently achieved total results of a legal entity as well as the expected future taxable results, derived from the corporate planning. The recognition of deferred tax assets on tax loss carryforwards requires management to make estimates and judgments about the amount of future taxable profit available against which the tax loss carryforwards can be utilized. Deferred tax assets on loss carryforwards are only recognized to the extent that sufficient taxable income is expected in the future.
Uncertain tax positions are analyzed on an ongoing basis and, if taxes are sufficiently probable, risk provisions are recognized in an appropriate amount in each case. Uncertainties arise, among other things, from matters that are being discussed in ongoing tax audits but have not yet resulted in final findings or are under discussion due to disputed legal situations or new case law.
As the estimates can change over time, for example, as a result of findings in the course of the tax audit or current case law, there will also be a corresponding effect on the amount of the required assessment of the risk provision. The amount of the expected tax liability or tax receivable reflects the amount representing the best estimate or the expected value, taking into account any existing tax uncertainties.
For the assessment of the impairment of deferred tax assets, the planning assumptions are influenced by key estimates and mainly include the profit forecasts of the respective legal entities.
Effects of Climate Change on Financial Reporting
In fiscal year 2021, the company analyzed potential sustainability risks in the areas of climate change and water scarcity. In both areas, the Company has not identified any material risks to its business model. Therefore, the Company does not currently expect any material impact of sustainability risks on its financial reporting.
Business Combinations
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the fair values of the assets transferred.
Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
Acquisition related costs are expensed in the general and administrative expenses as incurred.
The excess of the consideration transferred over the fair value of the net identifiable assets acquired is recorded as goodwill and allocated to a cash-generating unit. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.
Accounting Policies applied to Line Items of the Statement of Profit or LossRevenues
Recognizing revenue from contracts with customers requires the following five-stage approach:
•Identification of the contract
•Identification of performance obligations
•Determination of the transaction price
•Allocation of the transaction price
•Revenue recognition
The Group’s revenues typically include revenue from product sales, royalties, license fees, milestone payments and service fees.
Revenues from Product Sales
Revenues from the sale of MorphoSys products are recognized at the transaction price at the time the customer obtains control of the product. This is defined as the point at which the customer receives the product. As a result, revenues are recognized based on a specific point in time. The transaction price represents the consideration expected by MorphoSys in exchange for the product and takes into account variable components. The variable consideration is only included in the transaction price if it is highly probable that there will not be a subsequent material adjustment to the transaction price.
The most common elements of variable consideration related to product sales at MorphoSys are listed below and are determined according to the expected value approach.
•Rebates and discounts agreed with government agencies, buying groups, specialty distributors and specialty pharmacies are accrued and deducted from revenues at the time the related revenues are recognized. They are calculated based on actual discounts and rebates granted, specific regulatory requirements, specific terms in individual agreements, product pricing and/or the anticipated sales channel mix. Because the Company recognizes revenue upon transfer of control of the product to specialty distributors and specialty pharmacies, and not upon transfer to the end-user (patient), for certain rebates the Company is required to estimate the mix of product sales between its sales channels in determining the amount of rebate that will ultimately be paid.
•Discounts offered to customers are intended to encourage prompt payment and are deferred and recognized as revenue deductions at the time the related revenues are recognized.
•Accruals for product returns are recognized as revenue deductions at the time the corresponding revenues are recognized.
Variable consideration is deducted from trade receivables, in case these are directly paid to the direct customer. In case payments are to be made to another party, these are presented as accruals. Accruals for revenue deductions are adjusted to the actual amounts when rebates and discounts and cash discounts are realized. The accruals represent estimates of the related obligations, meaning that management’s judgment is required in estimating the impact of these revenue deductions.
Royalties
Revenue recognition for royalties (income based on a percentage of sales of a marketed product) is based on the same revenue recognition principles that apply to sales-based milestones, as described below.
License Fees and Milestone Payments
The Group recognizes revenues from license fees for intellectual property (IP) both at a point in time and over a period of time. The Group must make an assessment as to whether such a license represents a right-to-use the IP (at a point in time) or a right to access the IP (over time). Revenue for a right-to-use license is recognized by the Group when the licensee can use and benefit from the IP after the license term begins, e.g., the Group has no further obligations in the context of the out-licensing of a drug candidate or technology. A license is considered a right to access the intellectual property when the Group undertakes activities during the license term that significantly affect the IP, the customer is directly exposed to any positive or negative effects of these activities, and these activities do not result in the transfer of a good or service to the customer. Revenues from the right to access the IP are recognized on a straight-line basis over the license term.
Milestone payments for research and development are contingent upon the occurrence of a future event and represent variable consideration. The Group’s management estimates at the contract’s inception that the most likely amount for milestone payments is zero. The most likely amount method of estimation is considered the most predictive for the outcome since the outcome is binary; e.g. achieving a specific success in clinical development (or not). The Group includes milestone payments in the total transaction price only to the extent that it is highly probable that a significant reversal of accumulated revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Sales-based milestone payments included in contracts for IP licenses are considered by the Group to be sales-based license fees because they are solely determined by the sales of an approved drug. Accordingly, such milestones are recognized as revenue once the sales of such drugs occur or at a later point if the performance obligation has not been fulfilled.
Service Fees
Service fees for the assignment of personnel to research and development collaborations are recognized as revenues in the period the services were provided. If a Group company acts as an agent, revenues are recognized on a net basis.
Agreements with multiple Performance Obligations
A Group company may enter into agreements with multiple performance obligations that include both licenses and services. In such cases, an assessment must be made as to whether the license is distinct from the services (or other performance obligations) provided under the same agreement. The transaction price is allocated to separate performance obligations based on the relative stand-alone selling price of the performance obligations in the agreement. The Group company estimates stand-alone selling prices for goods and services not sold separately on the basis of comparable transactions with other customers. The residual approach is the method used to estimate a stand-alone selling price when the selling price for a good or service is highly variable or uncertain.
Principle-Agent Relationships
In agreements involving two or more independent parties who contribute to the provision of a specific good or service to a customer, the Group company assesses whether it has promised to provide the specific good or service itself (the company acting as a principal) or to arrange for this specific good or service to be provided by another party (the company acting as an agent). Depending on the result of this assessment, the Group company recognizes revenues on a gross (principal) or net (agent) basis. A Group company is an agent and recognizes revenue on a net basis if its obligation is to arrange for another party to provide goods or services, i.e., the Group company does not control the specified good or service before it is transferred to the customer. Indicators to assist a company in determining whether it does not control the good or service before it is provided to a customer and is, therefore, an agent, include, but are not limited to, the following criteria:
•Another party is primarily responsible for fulfilling the contract.
•The company does not have inventory risk.
•The company does not have discretion in establishing the price.
No single indicator is determinative or weighted more heavily than other indicators. However, some indicators may provide stronger evidence than others, depending on the individual facts and circumstances. A Group company’s control needs to be substantive; obtaining the legal title to a good or service only momentarily before it is transferred to the customer does not necessarily indicate that a Group company is a principal. Generally, an assessment as to whether a Group company is acting as a principal or an agent in a transaction requires a considerable degree of judgment.
Based on the relevant facts and circumstances, the assessment of an agreement may lead to the conclusion that the counterparty is a cooperation partner or partner rather than a customer because the contract parties share equally in the risk of co-developing a drug and in the future profits from the marketing of the approved drug.
Cost of SalesThe cost of sales includes the acquisition and production cost of inventories recognized as an expense, personnel expenses, inventory write-downs, reversals of inventory write-downs, impairments and scheduled depreciation and other expenses for intangible assets, costs for external services as well as other costs. Cost of sales are recognized as an expense as incurred.Operating Expenses
Operating expenses are allocated to the functional costs on the basis of cost centers or percentage allocation keys.
Research and Development Expenses
Research costs are expensed in the period in which they occur. Development costs are generally expensed as incurred. Development costs are recognized as an intangible asset when the criteria such as the probability of expected future economic benefits, as well as the reliability of cost measurement, are met.
This line item contains personnel expenses, consumable supplies, impairment charges, impairment reversals, amortization and other costs related to intangible assets (additional information can be found in Note 5.10), costs for external services, infrastructure costs and depreciation as well as other costs.
Selling Expenses
The line item includes personnel costs, consumable supplies, amortization of intangible assets (software; additional information can be found in Note 5.10), costs for external services, infrastructure costs and depreciation as well as other costs. This item also includes all expenses for services provided by Incyte in connection with the joint US sales activities.
General and Administrative Expenses
The line item includes personnel costs, consumable supplies, amortization of intangible assets (software; additional information can be found in Note 5.10), costs for external services, infrastructure costs and depreciation as well as other costs.
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments
The Group spreads the compensation expenses from the estimated fair values of share-based payments on the reporting date over the period in which the beneficiaries provide the services that triggered the granting of the share-based payments. Personnel expense is recognized in the respective functional area to which the beneficiary is allocated.
Share-based compensation is considered when the Group acquires goods or services in exchange for shares or stock options (“settlement in equity instruments”) or other assets that represent the value of a specific number of shares or stock options (“cash settlement”). Additional information can be found in Note 6.
Income Tax Expenses / BenefitsCurrent income taxes are calculated based on the respective local taxable income and local tax rules for the period. In addition, current income taxes presented for the period include adjustments for uncertain tax payments or tax refunds for periods not yet finally assessed, excluding interest expenses and penalties on the underpayment of taxes. In the event that amounts included in the tax returns are considered unlikely to be accepted by the tax authorities (uncertain tax positions), a provision for income taxes is recognized. Tax refund claims from uncertain tax positions are recognized when it is probable that they can be realized. Current taxes reflect the expected tax liability on the taxable income for the year, based on the enacted or substantially enacted tax rates, as well as adjustments to the tax liability for previous years.
Deferred tax assets or liabilities are calculated for temporary differences between the tax bases and the financial statement carrying amounts, including differences from consolidation, unused tax loss carryforwards, and unused tax credits. Measurement is based on enacted or substantively enacted tax rates and tax rules.
Deferred tax assets are offset against deferred tax liabilities when the taxes are levied by the same taxation authority, and the entity has a legally enforceable right to offset current tax assets against current tax liabilities according to their maturity.
Assessments as to the recoverability of deferred tax assets require the use of judgment regarding assumptions related to estimated future taxable profits. This includes the amounts of taxable future profits, the periods in which those profits are expected to occur, and the availability of tax planning opportunities. The Group records a deferred tax asset only when it is probable that a corresponding amount of taxable profit will be available against which the deductible temporary differences relating to the same taxation authority and the same taxable entity can be utilized.
The analysis and forecasting required in this process are performed for individual jurisdictions by qualified local tax and financial professionals. Given the potential significance surrounding the underlying estimates and assumptions, group-wide policies and procedures have been designed to ensure consistency and reliability around the recoverability assessment process. Forecast operating results are based upon approved business plans, which are themselves subject to a well-defined process of control. As a matter of policy, especially strong evidence supporting the recognition of deferred tax assets is required if an entity has suffered a loss in either the current or the preceding period.
Changes in deferred tax assets and liabilities are generally recognized through profit and loss in the consolidated statement of profit or loss, except for changes recognized directly in equity, and changes recognized in connection with a business combination, where the purchase price allocation results in deferred tax assets and liabilities being recognized as an offset against goodwill. Deferred tax assets are recognized only to the extent that it is likely that there will be future taxable income to offset. Deferred tax assets are reduced by the amount that the related tax benefit is no longer expected to be realized.
Earnings per ShareThe Group reports basic and diluted earnings per share. Basic earnings per share are computed by dividing the net profit or loss attributable to parent company shareholders by the weighted-average number of ordinary shares outstanding for the reporting period. Diluted earnings per share are calculated in the same manner with the exception that the net profit or loss attributable to parent company shareholders and the weighted-average number of ordinary shares outstanding are adjusted for any dilutive effects resulting from stock options and restricted stock units granted to the Management Board and employees and convertible bonds. The potentially dilutive shares are excluded from the calculation of the dilutive earnings per share, if the dilutive effect would result in a decline in the loss per share for the respective year.Accounting Policies applied to Line Items of the Balance SheetThe balance sheet is presented on the basis of the current/non-current distinction. Current assets and liabilities are those that are due within a period of one year. Regardless of their maturity, accounts receivable, accounts payable and inventories are also deemed to be current if they are due or sold within the normal course of a business cycle, which can be longer than one year. Deferred taxes are presented as non-current assets and liabilities.Financial Instruments
A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial assets and liabilities comprise non-derivative and derivative receivables and payables.
The Group recognizes financial instruments at the point in time when it becomes the contractual party of the instrument. A normal market purchase or sale of financial assets is recognized on the trade date, i.e. the date on which the obligation to buy or sell the asset was entered into.
On initial recognition, the Group measures financial assets and financial liabilities at fair value, with the exception of trade receivables without a significant financing component, which are measured at the transaction price specified in section 2.6.1.
When the financial asset is not subsequently measured at fair value in profit or loss, transaction costs directly attributable to the acquisition of that asset will be added to the fair value. Transaction costs of financial assets measured at fair value through profit or loss are recognized as expenses in profit or loss.
Direct attributable transaction costs are deducted from the fair value if they are attributable to financial liabilities measured at amortized cost. Transaction costs are recognized directly in profit or loss if they are related to the issue of financial liabilities measured at fair value.
Financial assets and liabilities are offset only when it is currently legally enforceable to offset the amounts and there is an intention to do so. The Group does not perform offsetting.
Financial Assets
Classification, Measurement and Disclosure
The Group's financial assets include both debt instruments and equity instruments. A debt instrument is a contractual right to receive cash or another financial asset from another entity or to exchange financial assets or financial liabilities with another entity under conditions that are potentially favorable to the entity. An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities.
The classification of financial assets (debt instruments) for subsequent measurement depends on the Group’s business model for managing the financial assets and the asset’s cash flow characteristics. The business model reflects how the Group manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. A financial asset can give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This SPPI test involves an assessment of whether the cash flows of the instrument consist solely of payments of interest and principal. Interest is typically consideration for the time value of money and credit risk. Payments of principal are payments on the principal amount outstanding.
Assets that are held in order to collect the contractual cash flows and for which these cash flows represent interest and principal payments only are measured at amortized cost (AC). Interest income from these financial assets is recognized in finance income using the effective interest method. Negative interests are recognized in Finance Expense. Gains and losses upon derecognition are recognized directly in profit or loss and recorded in the finance result. Impairment losses are recognized as a separate line item in profit or loss. The Group's financial assets at amortized cost comprise the balance sheet item "Cash and Cash Equivalents", part of the balance sheet item "Other Financial Assets" (term deposits), the balance sheet item "Accounts Receivable" and part of the balance sheet item "Prepaid Expenses and Other Assets" (restricted cash for e.g. rental deposits).
The Group considers all bank balances, cash in hand and short-term deposits with a maturity of three months or less from the date of acquisition to be cash and cash equivalents.
Assets that are held to collect the contractual cash flows and to sell the financial assets and where the cash flows represent principal and interest payments only are measured at fair value through other comprehensive income (FVOCI). The Group does not hold any financial assets that are measured at fair value through other comprehensive income.
Assets that do not meet the criteria of the categories “at amortized cost” or “at fair value through other comprehensive income” are allocated to the category “at fair value through profit or loss” (FVTPL) Gains and losses on debt instruments that are subsequently measured at fair value through profit or loss are recognized in other income/expenses or the finance result in the period in which they occur. The Group's financial assets measured at fair value through profit or loss include part of the balance sheet item "Other Financial Assets" (money market funds) and the balance sheet item "Financial Assets from Collaborations". Derivatives with a positive fair value are recorded in the balance sheet item "Other Receivables" and derivatives with a negative fair value are recorded in the balance sheet item "Other Liabilities".
MorphoSys does not apply hedge accounting.
The Group reclassifies debt instruments only in case when there is a change in the business model for managing such assets.
For investments in equity instruments that are not held for trading, classification depends on whether the Group has irrevocably elected, at the time of initial recognition when the instrument is acquired, to measure the equity instruments at fair value through other comprehensive income. If this option is not exercised, equity instruments are measured at fair value through profit or loss. The Group has exercised the option to measure all equity instruments held at fair value through other comprehensive income. As a result, after derecognition of such an instrument, no subsequent reclassification of these gains and losses to the consolidated income statement takes place. Dividends from such instruments continue to be recognized in profit or loss under other income when the Group's right to receive payment is established. Equity instruments include the equity investments made by the Group.
Impairment and Reversal of Impairment
Financial assets in the categories measured at amortised cost (AC) and at fair value through other comprehensive income (FVOCI) require the calculation of an impairment loss, which is recognized on the basis of expected credit losses. A distinction is made between a general and a simplified impairment model.
Impairment losses on financial instruments are reported under impairment losses on financial assets. Reversals of impairment are recognized in income from reversals of impairment losses.
Impairment losses on trade receivables are reported in other expenses. Amounts, which were written off previously, but are received in subsequent periods, are recognized in other income.
Financial Instruments according to General Expected Credit Loss Model
The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost. When a debt instrument is recognized for the first time, an impairment loss is recognized in the amount of the expected loss for twelve months. The impairment method applied depends on whether there has been a significant increase in credit risk. If at the reporting date, the credit risk of a financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to twelve-month expected credit losses (Level 1). Where the expected lifetime of an asset is less than twelve months, expected losses are measured at its expected lifetime. Expected credit losses are based on the contractual cash flows multiplied by the premium of a credit default swap according to the expected maturity of the contracting party (Level 1). In case the credit risk of a financial instrument has increased significantly since initial recognition, the Group measures impairment for that financial instrument at an amount equal to the lifetime expected credit losses. The Group currently classifies an increase in credit risk on debt instruments as significant when the premium on a counterparty credit default swap has increased by 100 basis points since the initial recognition of the instrument or if the amount is more than 30 days overdue (Level 2). If there is an objective indication of impairment, the interest received must also be adjusted so that the interest as of this date is accrued based on the net carrying amount (carrying amount less risk provisions) of the financial instrument (Level 3).
Financial Instruments according to Simplified Expected Credit Loss Model
In the case of accounts receivable, the Group applies the simplified approach, which requires expected lifetime losses to be recognized from the initial recognition of the receivables (Level 2). In the event of objective evidence of impairment of trade receivables, such assets are reported as credit-impaired and the expected loss is calculated as the difference between the gross carrying amount and the present value of the expected cash flows discounted at the original effective interest rate (Level 3).
All accounts receivable were aggregated to measure the expected credit losses. All accounts receivable are currently due from customers in the pharmaceutical industry with similar credit risk profiles. The impairment is determined on the basis of the premium for an industry credit default swap. In the event that accounts receivable cannot be grouped together, they are measured individually.
Objective indications of the impairment of financial instruments may result from an overdue period of more than 90 days, significant financial difficulties on the part of the issuer or debtor, a breach of contract such as a default or delay in interest or principal payments, an increased probability of insolvency or other reorganization proceedings, or the disappearance of an active market for a financial asset due to financial difficulties.
Financial instruments are impaired if, based on a reasonable estimate, they are not expected to be realized and one of the objective indications occurs. An indicator that there is no reasonable expectation of recovery is, among other things, when internal or external information indicates that the Group will not receive the outstanding contractual amounts in full. This is generally assumed if financial instruments are more than two years overdue.
Derecognition
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.
Financial Liabilities
Classification, Measurement and Disclosure
Contracts for liabilities are examined to determine whether they are only equity or only debt in nature or contain components of both. If the economic substance of the contractual agreement contains both components, they are recognized separately as equity instruments and as financial liabilities.
Financial liabilities are classified in the following categories:
•Financial liabilities at fair value through profit or loss
•Financial liabilities at amortized cost
Subsequent measurement at fair value through profit or loss (FVTPL) can be irrevocably designated upon initial recognition or is performed for derivatives with a negative fair value. Gains or losses arising from changes in fair value are recognized in profit or loss in the financial result. The Group does not make a designation for measurement at fair value.
Financial liabilities measured at amortized cost (FLAC) are measured using the effective interest method. Gains and losses are recognized in the income statement in other income/expenses or in the financial result using the effective interest method. For financial liabilities measured at amortized cost, an assessment is made at initial recognition as to whether separable embedded derivatives have been agreed in the contract. Embedded derivatives must be separated and recognized separately at fair value through profit or loss unless their terms are closely related to the host contract. The Group's financial liabilities measured at amortized cost include trade payables (part of the balance sheet item "Accounts Payable and Accruals"), the balance sheet items "Financial Liabilities from Collaborations" and the balance sheet items "Financial Liabilities from Future Payments to Royalty Pharma".
For contracts with equity and liability components, the fair value of the liability component is determined at the time of initial recognition using the market interest rate applicable to comparable instruments. This amount is recognized as a financial liability measured at amortized cost until the contract is settled or becomes due. The component classified as equity is determined by the difference between the total value of the contract and the fair value of the liability component. The resulting amount, net of income tax effects, is recognized as part of equity in additional paid-in capital and is not adjusted in subsequent periods. Transaction costs associated with the instrument are allocated between the two components based on the allocation of proceeds. Transaction costs attributable to the debt component are deducted from the carrying amount of the debt component and are amortized over the life of the contract using the effective interest method. Such a contract includes the convertible bond in the balance sheet item "Bonds". The exercise of the conversion option does not give rise to a gain or loss, but rather to a derecognition of the liability and a recognition of equity.
All amounts on financial liabilities at amortized cost that are payable within the next twelve months, are reported as a current liability. For bonds the undiscounted cash flows within the next twelve are considered as current. For the financial liabilities from collaborations and the financial liabilities from future payments to Royalty Pharma the planned payments in the next twelve months are discounted to determine the current liability.
Derecognition
A financial liability is derecognized when the underlying obligation is discharged, cancelled or expires.
Income Tax Receivables and Other ReceivablesIncome tax receivables mainly include receivables due from tax authorities in the context of capital gain taxes withheld to the nominal value without discount.Inventories
Inventories are measured at the lower value of production or acquisition cost and net realizable value under the first-in, first-out method. Acquisition costs comprise all purchase costs, including those incurred in bringing the inventories into operating condition, and take purchase price reductions into account, such as bonuses and discounts. Manufacturing costs comprise all directly attributable costs as well as reasonably allocated overhead. Net realizable value is the estimated selling price less the estimated expenses necessary for completion and sale. Inventories are divided into the categories of raw materials and supplies, as well as unfinished and finished goods.
Inventory of tafasitamab used for clinical trials or research activities are presented as other current assets and once it is used costs are recognized in the income statement under research and development expenses when consumed.
Prepaid Expenses and Other Assets
Prepaid expenses include expenses resulting from an outflow of liquid assets prior to the reporting date that are only recognized as expenses in the subsequent financial year. Such expenses usually involve maintenance contracts, sublicenses and upfront payments for external laboratory services not yet performed.
Current other assets primarily consist of receivables from tax authorities from input tax surpluses, combination drugs as well as receivables from upfront payments. Measurement is at nominal value or acquisition cost less impairments.
Property, Plant and Equipment
Property, plant and equipment are recorded at historical cost less accumulated depreciation (see Note 5.8) and any impairment losses (see Note 2.7.9). Historical cost includes expenditures directly related to the purchase at the time of the acquisition. Replacement purchases, building alterations and improvements are capitalized, whereas repair and maintenance expenses are recognized as expenses as they are incurred. Property, plant and equipment are depreciated on a straight-line basis over its estimated useful life (see table below). Leasehold improvements are depreciated on a straight-line basis over the shorter of either the asset’s estimated useful life or the remaining term of the lease.

Asset Class	Useful Life	Depreciation Rates
Office Equipment	8 years	13%
Laboratory Equipment	4 years	25%
Low-value Office and Laboratory Equipment	Immediately	100%
Computer Hardware	3 years	33%
Permanent Improvements to Property/Buildings	10 years	10%
The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted when necessary.
Borrowing costs that can be directly attributed to the acquisition, construction or production of a qualifying asset are not included in the acquisition or production costs.
Leases
For lessees, a uniform approach is applied to the recognition of leases, according to which assets for the right-of-use assets of the leased assets and liabilities for the payment obligations entered into are required to be recognized in the balance sheet for all leases. At the time a leased asset becomes available for the Group’s use, a right-of-use asset and corresponding lease liability are recognized in the balance sheet.
Right-of-use assets are measured at cost, which is calculated as the lease liability plus lease payments made at or before the date on which the asset is made available for use, less lease incentives received and additional initial direct costs and dismantling obligations. Subsequent measurement of right-of-use assets is at amortized cost. The right-of-use assets are amortized on a straight-line basis over the shorter of either the useful life or the term of the lease agreement and the amortization is recognized in profit or loss.
The lease liability is the present value of the fixed and variable lease payments that are paid during the term of the lease less any lease incentives receivable. The discounting is carried out based on the implied interest rate underlying the lease contract if the rate can be determined. If not, discounting is carried out based on the lessee’s incremental borrowing rate, i.e., the interest rate a lessee would need to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value and condition to the right-of-use asset in a similar economic environment.
In subsequent measurement, the carrying amount of the lease liability is increased to reflect the interest expense on the lease liability and reduced to reflect the lease payments made. Each lease installment is separated into a repayment portion and a financing expense portion. Finance expenses are recognized in profit or loss over the term of the lease.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.
The payments for the redemption of lease liabilities and the payments attributable to the interest portion of the lease liabilities are allocated to cash flow from financing activities.
For low-value leases and short-term leases (terms of less than twelve months), mainly technical equipment, use is made of the simplified application. Accordingly, no right-of-use assets or lease liabilities are recognized; instead, the lease payments are recognized as an expense over the term of the lease.
Impairment losses are recognized in accordance with the principles described in Note 2.7.9.
Intangible AssetsPurchased intangible assets are capitalized at acquisition cost and exclusively amortized on a straight-line basis over their useful lives. Internally generated intangible assets are recognized to the degree the corresponding recognition criteria are met.
Development costs are capitalized as intangible assets when the corresponding capitalization criteria have been met, namely, clear specification of the product or procedure, technical feasibility, intention of completion, use, commercialization, coverage of development costs through future free cash flows, reliable determination of these free cash flows and availability of sufficient resources for completion of development and sale. Amortization of intangible assets is recorded in cost of sales or research and development expenses.
Expenses to be classified as research expenses are allocated to research and development expenses.
Subsequent expenditures for capitalized intangible assets are capitalized only when they substantially increase the future economic benefit of the specific asset to which they relate. All other expenditures are expensed as incurred.
Patents
Patents obtained by the Group are recorded at acquisition cost less accumulated amortization (see below) and any impairment (see Note 2.7.9). Patent costs are amortized on a straight-line basis over the lower of the estimated useful life of the patent (ten years) or the remaining patent term. Amortization starts when the patent is issued. Technology identified in the purchase price allocation for the acquisition of Sloning BioTechnology GmbH was recorded at the fair value at the time of acquisition, less accumulated amortization in subsequent measurement (useful life of 10 years).
Licenses
The Group has acquired license rights from third parties by making upfront license payments, paying annual fees to maintain the license and paying fees for sublicenses. The Group amortizes upfront license payments on a straight-line basis over the estimated useful life of the acquired license (8 to 13 years). The amortization period and method are reviewed at the end of each financial year. Sublicense fees are amortized on a straight-line basis over the term of the contract or the estimated useful life of the collaboration for contracts without a set duration.
Licenses for Marketed Products
The balance sheet item contains prepaid license fees and milestone payments for Monjuvi that are subsequently paid after the milestones have been reached. The Group amortizes those payments over the estimated useful life of the acquired license. The duration and method of amortization are reviewed at the end of each financial year. In the case of triggering events, the asset is tested for any impairment. Because the Group applies the cost accumulation approach, milestones in the near future are not taken into account.
In-Process R&D Programs
This line item contains capitalized payments from the in-licensing of compounds, as well as milestone payments for these compounds subsequently paid as milestones were achieved. Additionally, intangible assets identified in a business combination are included in this balance sheet item. No market approvals have been granted for those compounds.
Internally Generated Intangible Assets
In 2021, certain development costs related to tafasitamab and Monjuvi have been capitalized as internally generated intangible assets for the first time, as the recognition criteria, as stated above, are met. The development of these assets is currently not yet completed and therefore they are not yet subject to amortization. Until the development activities are completed, the capitalized assets will undergo an annual impairment test.
Software
Software is recorded at acquisition cost less accumulated amortization (see below) and any impairment (see Note 2.7.9). Amortization is recognized in profit or loss on a straight-line basis over the estimated useful life of three to five years. Software is amortized from the date the software is operational.

Intangible Asset Class	Useful Life	Amortization Rates
Patents	10 years	10%
Licenses and Licenses for Marketed Products	8 - 24 years	13% - 4%
In-process R&D Programs and Internally Generated Intangible Assets	Not yet amortized, Impairment Only	—
Software	3 to 5 years	33% - 20%
GoodwillGoodwill is recognized from business combinations. Goodwill is tested annually for impairment (see Notes 2.7.9 and 5.11).Impairment of Non-Financial Assets
The carrying amounts of the Group’s non-financial assets and inventories are reviewed at each reporting date for any indication of impairment. The non-financial asset’s recoverable amount and the inventory’s net realizable value are estimated if such indication exists. For goodwill and intangible assets that have indefinite useful lives or are not yet available for use, the recoverable amount is estimated at the same time each year or determined on an interim basis, if required. Impairment is recognized if the carrying amount of an asset or the cash-generating unit (CGU) exceeds its estimated recoverable amount.
The recoverable amount of an asset or CGU is the greater of its value-in-use or its fair value less the cost of disposal. In assessing value-in-use, the estimated future pre-tax cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purposes of impairment testing, assets that cannot be tested individually are grouped into the smallest group of assets that generates cash flows from ongoing use that are largely independent of the cash flows of other assets or CGUs. A ceiling test for the operating segment must be carried out for goodwill impairment testing. CGUs that have been allocated goodwill are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination may be allocated to groups of CGUs that are expected to benefit from the combination’s synergies.
The Group’s corporate assets do not generate separate cash flows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and are tested for impairment as part of the impairment testing of the CGU that was allocated the corporate asset.
Impairment losses are recognized in profit or loss. Goodwill impairment cannot be reversed. For all other assets, the impairment recognized in prior periods is assessed on each reporting date for any indications that the losses decreased or no longer exist. Impairment is reversed when there has been a change in the estimates used to determine the recoverable amount. Impairment losses can only be reversed to the extent that the asset’s carrying amount does not exceed the carrying amount net of depreciation or amortization that would have been determined if an impairment had not been recognized.
Accounts Payables, Accruals and Provisions
Accounts payable are presented in Note 2.7.1 under financial liabilities at amortized cost.
Accruals are recognized for obligations to third parties arising from past events that are uncertain in their timing or amount. Furthermore, accruals are only recognized for legal or factual obligations to third parties if the event’s occurrence is more likely than not. Accruals are recognized in the amount required to settle the respective obligation and discounted to the reporting date when the interest effect is material. The amount required to meet the obligation also includes expected price and cost increases. The interest portion of the addition to accruals is recorded in the finance result. The measurement of accruals is based on past experience and considers the circumstances in existence on the reporting date. These non-financial liabilities with a maturity of more than one year are discounted to their present value.
Provisions mainly include cash-settled share-based payments.
Contract LiabilitiesUpfront payments from customers for services to be rendered by the Group and revenue that must be recognized over a period of time are deferred and measured at the nominal amount of cash received. For current contract liabilities, the corresponding rendering of services and revenue recognition is expected to occur within a twelve-month period following the reporting date.Tax LiabilitiesTax liabilities are recognized and measured at their nominal value. Tax liabilities contain obligations from current taxes, excluding deferred taxes. Liabilities for trade taxes, corporate taxes and similar taxes on income are determined based on the taxable income of the consolidated entities less any prepayments made.Deferred Taxes
Deferred tax assets and liabilities are calculated using the liability method, which is commonly used internationally. Under this method, taxes expected to be paid or recovered in subsequent financial years are based on the applicable tax rate at the time of recognition.
Deferred tax assets and liabilities are recorded separately in the balance sheet and take into account the future tax effect resulting from temporary differences between carrying amounts in the balance sheet for assets and liabilities and tax loss carryforwards.
Deferred tax assets are offset against deferred tax liabilities when the taxes are levied by the same taxation authority and their maturity and the entity has a legally enforceable right to offset current tax assets against current tax liabilities. Deferred tax assets and liabilities may not be discounted.
Deferred tax assets on loss carryforwards and temporary differences are recognized and measured on the basis of projected future taxable income. They are only recognized if sufficient taxable income is available in the future to utilize the deferred tax assets.
In assessing the recoverability of deferred tax assets, only the effects on earnings of the reversal of temporary differences arising from deferred tax liabilities, the planned results from operating activities, and possible tax strategies are taken into account. The planned results are based on internal forecasts of the future earnings situation of the respective Group company for the assessment of recoverability in the case of loss carryforwards and the long-term planning of the respective company for the assessment of recoverability in the case of temporary differences. If there are doubts about the realizability of the loss carryforwards, no corresponding deferred tax assets are recognized in individual cases, or deferred tax assets already recognized are impaired. The tax deferrals recognized are subject to ongoing reviews of the underlying assumptions. Changes in assumptions or circumstances may necessitate adjustments, which may result in additional tax deferrals or their reversal. Deferred tax assets and liabilities are offset if they relate to the same tax authority, and the right to offset current tax assets and liabilities is legally enforceable. Deferred tax assets and liabilities are recognized on an undiscounted basis. If the items underlying the temporary differences, or tax expenses and income respectively, are recognized directly in equity, this also applies to the current taxes or deferred tax assets and liabilities attributable thereto.
Stockholders’ Equity
Common Stock
Ordinary shares are classified as stockholders’ equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from stockholders’ equity.
Treasury Stock
Repurchases of the Company’s own shares at prices quoted on an exchange or at market value are recorded in this line item as a deduction from common stock.
When common stock recorded as stockholders’ equity is repurchased, the amount of consideration paid, including directly attributable costs, is recognized as a deduction from stockholders’ equity net of taxes and classified as treasury shares. When treasury shares are subsequently sold or reissued, the proceeds are recognized as an increase in stockholders’ equity, and any difference between the proceeds from the transaction and the initial acquisition costs is recognized in additional paid-in capital.
The allocation of treasury shares to beneficiaries under long-term incentive plans (in this case: performance shares) is reflected in this line item based on the set number of shares to be allocated after the expiration of the four-year vesting period (quantity structure) and multiplied by the weighted-average purchase price of the treasury shares (value structure). The adjustment is carried out directly in equity through a reduction in the line item “treasury stock,” which is a deduction from common stock, while simultaneously reducing additional paid-in capital. Further information can be found in Notes 6.2.1 and 6.2.2.
Additional Paid-In Capital
Additional paid-in capital mainly consists of personnel expenses resulting from the grant of share-based payments, the conversion option of the convertible bonds classified as equity, as well as the proceeds from newly created shares in excess of their nominal value.
Other Comprehensive Income Reserve
The line item “Other Comprehensive Income Reserve” includes changes in the fair value of equity instruments that are recognized in other comprehensive income and currency exchange differences that are not recognized in profit or loss.
Accumulated Deficit
The “Accumulated Deficit” line item consists of the Group’s accumulated consolidated net profits/losses. A separate measurement of this item is not made.